Financial instruments - Fair values and risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,577.0	€ 3,986.5	€ 4,119.6
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,733.4	3,863.3	3,875.4
Cash > 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	812.4	100.1	237.8
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 31.2	€ 23.1	€ 6.4
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate on financial assets	2.20%	2.90%	4.20%
Current financial assets	€ 3,600.0	€ 4,000.0	€ 4,200.0